Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	1.14%	1.73%	1.89%
Weighted average expected option life	6 years 1 month 6 days	6 years 1 month 6 days	6 years
Estimated volatility	55.80%	54.10%	82.20%
Average dividend yield